Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 221,188	$ 34,363
Guaranteed investment certificate	17,250	17,250
Sales taxes recoverable	25,867	28,243
Prepaid expenses and deposits	93,363	70,460
Contract asset	35,374	35,374
Total current assets	393,042	185,690
Non-current assets
Contract Asset	195,475	230,847
Equipment	3,277	4,425
Total assets	591,794	420,962
Current liabilities
Accounts payable and accrued liabilities	708,563	1,320,220
Contract liability	353,735	353,735
Preference shares	611,386	517,773
Promissory note	0	47,299
Total current liabilities	1,673,684	2,239,027
Non-current liabilities
CEBA loan payable	34,255	28,727
Deferred government grant income	8,454	11,273
Put liability	1,113,853	894,617
Contract liability	1,954,746	2,308,484
Royalty payable	2,649,181	0
Total liabilities	7,434,173	5,482,128
Shareholders' deficiency
Common shares	30,291,486	28,471,140
Contributed surplus	5,097,777	4,626,021
Accumulated deficit	(42,231,642)	(38,158,327)
Total shareholders' deficiency	(6,842,379)	(5,061,166)
Total liabilities and shareholders' deficiency	$ 591,794	$ 420,962